Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Other intangible assets [Abstract]
Goodwill

As of December 31 (in thousands)	2011 EUR	2010 EUR

Cost
Balance, January 1	141,286	131,462
Effect of exchange rates	4,758	9,824

Goodwill	146,044	141,286